Equity-accounted investees - Dividends Received (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Feb. 28, 2022	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity-Accounted Investees [Line Items]
Dividends received					$ 5,848	$ 9,328	$ 6,354
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage					37.00%
Dividends received	$ 3,000			$ 633	$ 0	633	3,000
Ajay North America
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage					49.00%
Dividends received					$ 2,799	4,013	1,576
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage					50.00%
Dividends received					$ 3,049	4,682	1,778
SAS Adionics
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage					20.00%
Dividends received					$ 0	0	0
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage					6.82%
Dividends received					$ 0	0	0
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage		11.00%	3.00%		3.00%
Dividends received					$ 0	$ 0	$ 0